Reserve for Life-Contingent Contract Benefits and Contractholder Funds - Assumptions generally used in calculating the reserve for life-contingent (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contractholder funds
Total contractholder funds	$ 13,394	$ 16,481	$ 16,711	$ 17,470
Interest-sensitive life insurance
Contractholder funds
Total contractholder funds	6,883	7,794
Fixed annuities
Contractholder funds
Total contractholder funds	$ 6,000	8,163
Key contract provisions relating to contractholder funds:
Percent of fixed annuities subject to market value adjustment for discretionary withdrawals (as a percent)	11.30%
Other investment contracts
Contractholder funds
Total contractholder funds	$ 511	$ 524
Other investment contracts | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	1.70%
Other investment contracts | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	10.30%
Equity-indexed life insurance | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	0.00%
Equity-indexed life insurance | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	8.80%
Other life insurance | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	1.00%
Other life insurance | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	6.00%
Immediate fixed annuities | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	0.00%
Immediate fixed annuities | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	8.70%
Equity indexed fixed annuities
Key contract provisions relating to contractholder funds:
Period for withdrawal or surrender charges (in years)	20 years
Equity indexed fixed annuities | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	(8.00%)
Equity indexed fixed annuities | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	9.00%
Other fixed annuities | Minimum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	0.10%
Other fixed annuities | Maximum
Key contract provisions relating to contractholder funds:
Contractholder funds, interest rate assumptions (as a percent)	5.50%